TAXATION (Earnings Before Income Taxes) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	¥ 1,247,722,561	¥ 867,073,143	¥ 562,749,983
CAYMAN ISLANDS [Member]
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	(122,966,973)	(5,667,142)	73,715,803
PRC [Member]
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	1,394,413,594	786,947,233	684,876,769
Other Countries [Member]
Income Tax [Line Items]
Income from continuing operations before income taxes and equity in (loss)/income of affiliated companies	¥ (23,724,060)	¥ 85,793,052	¥ (195,842,589)